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                        [SBM CERTIFICATE COMPANY LETTERHEAD]





May 6, 1998

Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C.  20549

Re:  SBM Certificate Company ("Registrant")
     Rule 497(j) Filing of Prospectus
     Registration No. 33-38066


Pursuant to Rule 497(j) under the Securities Act of 1933, we are filing the Registrant's Prospectus dated May 1, 1998 in the exact form used.

Sincerely,

/s/ Cara M. Page

Cara M. Page
Paralegal